Schedule II Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2016
Schedule II Valuation and Qualifying Accounts
Schedule II Valuation and Qualifying Accounts

Schedule II

SEABOARD CORPORATION AND SUBSIDIARIES

Valuation and Qualifying Accounts

(In Millions)

	Balance at			Balance at
	beginning of year	Provision(1)	Net deductions(2)	end of year
Allowance for Doubtful Accounts:
Year Ended December 31, 2016	$21	(1)	(6)	$14
Year Ended December 31, 2015	$12	13	(4)	$21
Year Ended December 31, 2014	$13	—	(1)	$12

(1)	The allowance for doubtful accounts provision is charged to selling, general and administrative expenses.

(2)	Includes write-offs net of recoveries and currency translation adjustments.

	Balance at			Balance at
	beginning of year	Provision (1)	Net deductions	end of year
Allowance for Notes Receivable:
Year Ended December 31, 2016	$—	16	—	$16

	Balance at	Charge (credit)	Balance at
	beginning of year	to expense	end of year
Allowance for Deferred Tax Assets:
Year Ended December 31, 2016	$19	39	$58
Year Ended December 31, 2015	$21	(2)	$19
Year Ended December 31, 2014	$18	3	$21

	Balance at	Credit	Balance at
	beginning of year	to expense	end of year
Reserve for LIFO Valuation:
Year Ended December 31, 2016	$28	(7)	$21
Year Ended December 31, 2015	$37	(9)	$28
Year Ended December 31, 2014	$62	(25)	$37